Expense Example - Defiance QTUM Options Income ETF [Member]	Nov. 21, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	$ 259